BASIS OF PRESENTATION (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended			3 Months Ended	1 Months Ended				13 Months Ended		1 Months Ended
	Jan. 31, 2011 item	Sep. 29, 2012	Dec. 31, 2011 item	Oct. 01, 2011	Sep. 29, 2012 item	Oct. 01, 2011	Dec. 31, 2012	Dec. 31, 2011	May 14, 2012 item	Apr. 02, 2011 LIZ CLAIBORNE concessions item	Dec. 31, 2011 MONET concessions item	Oct. 31, 2011 Global MEXX Business	Oct. 31, 2011 NewCo	Oct. 31, 2011 Gores NewCo	Dec. 01, 2012 Trademark rights for LIZ CLAIBORNE family brands and MONET brand	Nov. 02, 2011 Trademark rights for LIZ CLAIBORNE family brands and MONET brand	Oct. 31, 2011 DANA BUCHMAN and KENSIE, KENSIE GIRL and MAC & JAC trademarks item	Oct. 11, 2011 DANA BUCHMAN and KENSIE, KENSIE GIRL and MAC & JAC trademarks
BASIS OF PRESENTATION
Number of global lifestyle brands									3
Number of Reportable Segments			3		4
BASIS OF PRESENTATION
Sale proceeds of intangible assets under disposal or sale transactions																$ 267.5		$ 39.8
Advance received in exchange for agreement to develop exclusive brands for JCPenney															20.0
Indirect holding interest in investment held at cost (as a percent)													18.75%
Ownership interest of third party in cost method investment (as a percent)														81.25%
Cash consideration received from sale of discontinued operation, subject to working capital adjustments												$ 85.0
Number of disposal or sale transactions																	2
Number of concessions closed										82	277
Number of LIZ CLAIBORNE branded outlet stores closed	87
Period in fiscal year		91 days		91 days	273 days	273 days	364 days	364 days